Organizational Structure and Corporate Information	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Organizational Structure and Corporate Information

1. Organizational Structure and Corporate Information

Repay Holdings Corporation was incorporated as a Delaware corporation on July 11, 2019 in connection with the closing of a transaction (the “Business Combination”) pursuant to which Thunder Bridge Acquisition Ltd., a special purpose acquisition company organized under the laws of the Cayman Islands (“Thunder Bridge”), (a) domesticated into a Delaware corporation and changed its name to “Repay Holdings Corporation” and (b) consummated the merger of a wholly owned subsidiary of Thunder Bridge with and into Hawk Parent Holdings, LLC, a Delaware limited liability company (“Hawk Parent”).

Throughout this section, unless otherwise noted or unless the context otherwise requires, the terms “we”, “us”, “Repay” and the “Company” and similar references refer (1) before the Business Combination, to Hawk Parent and its consolidated subsidiaries and (2) from and after the Business Combination, to Repay Holdings Corporation and its consolidated subsidiaries. Throughout this section, unless otherwise noted or unless the context otherwise requires, “Thunder Bridge” refers to Thunder Bridge Acquisition. Ltd. prior to the consummation of the Business Combination.

The Company is headquartered in Atlanta, Georgia. The Company’s legacy business was founded as M & A Ventures, LLC, a Georgia limited liability company doing business as REPAY: Realtime Electronic Payments (“REPAY LLC”), in 2006 by current executives John Morris and Shaler Alias. Hawk Parent was formed in 2016 in connection with the acquisition of a majority interest in the successor entity of REPAY LLC and its subsidiaries by certain investment funds sponsored by, or affiliated with, Corsair Capital LLC (“Corsair”).

On February 10, 2020, the Company acquired all of the equity interests of CDT Technologies, LTD. d/b/a Ventanex (“Ventanex”) for $36.0 million in cash. In addition to the $36.0 million cash consideration, the Ventanex selling equityholders may be entitled to a total of $14.0 million in two separate cash earnout payments, dependent on the achievement of certain growth targets.

1. Organizational Structure and Corporate Information

Repay Holdings Corporation was incorporated as a Delaware corporation on July 11, 2019 in connection with the closing of a transaction (the “Business Combination”) pursuant to which Thunder Bridge Acquisition Ltd., a special purpose acquisition company organized under the laws of the Cayman Islands (“Thunder Bridge”), (a) domesticated into a Delaware corporation and changed its name to “Repay Holdings Corporation” and (b) consummated the merger of a wholly owned subsidiary with and into Hawk Parent Holdings, LLC, a Delaware limited liability company (“Hawk Parent”).

Throughout this section, unless otherwise noted or unless the context otherwise requires, the terms “we”, “us”, “Repay” and the “Company” and similar references refer (1) before the Business Combination, to Hawk Parent and its consolidated subsidiaries and (2) from and after the Business Combination, to Repay Holdings Corporation and its consolidated subsidiaries. Throughout this section, unless otherwise noted or unless the context otherwise requires, “Thunder Bridge” refers to Thunder Bridge Acquisition. Ltd. prior to the consummation of the Business Combination.

We are headquartered in Atlanta, Georgia. Our legacy business was founded as M & A Ventures, LLC, a Georgia limited liability company doing business as REPAY: Realtime Electronic Payments (“REPAY LLC”), in 2006 by current executives John Morris and Shaler Alias. Hawk Parent was formed in 2016 in connection with the acquisition of a majority interest in the successor entity of REPAY LLC and its subsidiaries (the “2016 Recapitalization”) by certain investment funds sponsored by, or affiliated with, Corsair Capital LLC (“Corsair”).

Business Overview

We provide integrated payment processing solutions to industry-oriented markets in which businesses have specific transaction processing needs. We refer to these markets as “vertical markets” or “verticals.” Our proprietary, integrated payment technology platform reduces the complexity of the electronic payments process for business. We charge our customers processing fees based on the volume of payment transactions processed and other transaction or service fees. We intend to continue to strategically target verticals where we believe our ability to tailor payment solutions to our customers’ needs, our deep knowledge of our vertical markets and the embedded nature of our integrated payment solutions will drive strong growth by attracting new customers and fostering long-term customer relationships.

We provide payment processing solutions to customers primarily operating in the personal loans, automotive loans, receivables management, and business-to-business verticals. Our payment processing solutions enable consumers and businesses in these verticals to make payments using electronic payment methods, rather than cash or check, which have historically been the primary methods of payment in these verticals. We believe that a growing number of consumers and businesses prefer the convenience and efficiency of paying with cards and other electronic methods and that we are poised to benefit from the significant growth opportunity of electronic payment processing as these verticals continue to shift from cash and check to electronic payments. The personal loans vertical is predominately characterized by installment loans, which are typically utilized by consumers to finance everyday expenses. The automotive loans vertical predominantly includes subprime automotive loans, automotive title loans and automotive buy-here-pay-here loans and also includes near-prime and prime automotive loans. Our receivables management vertical relates to consumer loan collections, which typically enter the receivables management process due to delinquency on credit card bills or as a result of major life events, such as job loss or major medical issues. The business-to-business vertical relates to transactions occurring between a wide variety of enterprise customers, many of which operate in the manufacturing, wholesale, and distribution industries.

Our go-to-market strategy combines direct sales with integrations with key software providers in our target verticals. The integration of our technology with key software providers in the verticals that we serve, including loan management systems, dealer management systems, collection management systems, and enterprise resource planning software systems, allows us to embed our omni-channel payment processing technology into our customers’ critical workflow software and ensure seamless operation of our solutions within our customers’ enterprise management systems. We refer to these software providers as our “software integration partners.” This integration allows our sales force to readily access new customer opportunities or respond to inbound leads because, in many cases, a business will prefer, or in some cases only consider, a payments provider that has already integrated or is able to integrate its solutions with the business’ primary enterprise management system. We have successfully integrated our technology solutions with numerous, widely-used enterprise management systems in the verticals that we serve, which makes our platform a more compelling choice for the businesses that use them. Moreover, our relationships with our partners help us to develop deep industry knowledge regarding trends in customer needs. Our integrated model fosters long-term relationships with our customers, which supports our volume retention rates that we believe are above industry averages. As of December 31, 2019, we maintained approximately 70 integrations with various software providers.